Performance Management - AMG GW&K Small Cap Growth Fund	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of (i) a broad-based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of December 8, 2025, GW&K was appointed as subadviser to the Fund and the Fund changed its name to “AMG GW&K Small Cap Growth Fund,” adopted its current investment strategies and began comparing its performance to the Russell 2000® Growth Index. The Fund’s performance information for periods prior to December 8, 2025 reflects the Fund’s investment strategy that was in effect at that time and would have been different had the Fund’s current investment strategy been in effect.
Because the Fund’s Class Z shares have not operated for a full calendar year, performance history for this share class is not available. Class Z shares would have similar annual returns as Class N and Class I shares because all of the classes are invested in the same portfolio of securities. However, Class Z shares are subject to different expenses than Class N and Class I shares, and Class Z performance would vary to that extent.
To obtain updated performance information, please visit wealth.amg.com or call 800.548.4539.

Performance Past Does Not Indicate Future [Text]	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of (i) a broad-based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests.
Performance One Year or Less [Text]	Because the Fund’s Class Z shares have not operated for a full calendar year, performance history for this share class is not available.
Performance Additional Market Index [Text]	Effective October 31, 2024, the S&P 500® Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund uses the Russell 2000® Growth Index as an additional benchmark that reflects the market segment(s) in which the Fund invests.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31/24 (Class N)
Bar Chart Closing [Text Block]	Best Quarter: 24.95% (2nd Quarter 2020) Worst Quarter: -21.15% (2nd Quarter 2022) Year-to-Date (as of 9/30/25): 16.09%
Performance Table Heading	Average Annual Total Returns as of 12/31/24
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares and Class Z shares will vary.

Performance Table Market Index Changed	The Russell 2000® Growth Index replaced the S&P 500® Growth Index as the Fund's additonal benchmark on December 8, 2025 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund's current strategies.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares and Class Z shares will vary.
Performance Availability Website Address [Text]	wealth.amg.com
Performance Availability Phone [Text]	800.548.4539
CLASS N
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	16.09%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	24.95%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.15%)
Lowest Quarterly Return, Date	Jun. 30, 2022